Related party transactions - Disclosure of Purchases of Services from Related Parties (Details) - EUR (€) € in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Disclosure of transactions between related parties [line items]
Monitoring fee	€ 160	€ 218	€ 709
Entities with significant influence over entity
Disclosure of transactions between related parties [line items]
Monitoring fee	0	(95)	460
Directors fee	334	278	195
Reimbursements	0	16	54
Total	€ 334	€ 199	€ 709